Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In 2023, the Company instituted a quarterly grant program for equity awards with grants scheduled to coincide with and occur at the end of the month in which the Company has scheduled its quarterly earnings release. The Company did not grant Options during 2025 but has awarded Options in previous years using a quarterly cadence in which equity awards are granted on the last business day of the month in which earnings are announced. Although the Company does not have a specific policy regarding timing of equity awards in relation to the release of material non-public information (“MNPI”), the Company believes its current grant timing practice has the effect of minimizing the risk of granting Options ahead of the release of MNPI, as such equity award grants occur after earnings have been released and during such time as the quarterly trading window is typically open (except for the period following the release of the annual report on Form 10-K).

Award Timing Method	Although the Company does not have a specific policy regarding timing of equity awards in relation to the release of material non-public information (“MNPI”), the Company believes its current grant timing practice has the effect of minimizing the risk of granting Options ahead of the release of MNPI, as such equity award grants occur after earnings have been released and during such time as the quarterly trading window is typically open (except for the period following the release of the annual report on Form 10-K).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company did not grant Options during 2025 but has awarded Options in previous years using a quarterly cadence in which equity awards are granted on the last business day of the month in which earnings are announced. Although the Company does not have a specific policy regarding timing of equity awards in relation to the release of material non-public information (“MNPI”), the Company believes its current grant timing practice has the effect of minimizing the risk of granting Options ahead of the release of MNPI, as such equity award grants occur after earnings have been released and during such time as the quarterly trading window is typically open (except for the period following the release of the annual report on Form 10-K).